Average Annual Total Returns{- Fidelity Advisor® Global Capital Appreciation Fund} - 10.31 Fidelity Advisor Global Capital Appreciation Fund - AMCI PRO-14 - Fidelity Advisor® Global Capital Appreciation Fund
	Fidelity Advisor Global Capital Appreciation Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Global Capital Appreciation Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Global Capital Appreciation Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Global Capital Appreciation Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Global Capital Appreciation Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Global Capital Appreciation Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Global Capital Appreciation Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Global Capital Appreciation Fund - Class I Return Before Taxes Past 10 years	F0353 Past 1 year	F0353 Past 5 years	F0353 Past 10 years
Total	12.20%	12.81%	12.94%	10.15%	11.10%	12.03%	8.59%	9.77%	10.60%	14.54%	13.04%	12.91%	17.10%	13.29%	12.93%	19.41%	14.52%	13.97%	18.90%	14.82%	12.27%